Acquisitions (Narrative) (Details)		12 Months Ended
	Dec. 09, 2019 USD ($)	Dec. 31, 2020 USD ($) acquisition	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill, expected to provide a tax benefit		$ 135,000,000.0
Contingent consideration, liability		0	$ 9,200,000
Additional consideration including interest paid		$ 8,400,000	1,100,000	$ 9,300,000
Number of acquisitions | acquisition		0
Goodwill added			566,300,000
ECS
Business Acquisition [Line Items]
Purchase price			1,244,300,000
Goodwill added			559,300,000
Manufacturer And Distributor Of Geosynthetic And Mine Ventilation Products
Business Acquisition [Line Items]
Purchase price	$ 20,600,000
Goodwill added	$ 7,600,000
Manufacturer and distributor of innovative home and garden products
Business Acquisition [Line Items]
Purchase price				19,100,000
Manufacturer and distributor of silt fence
Business Acquisition [Line Items]
Purchase price				2,600,000
PHC
Business Acquisition [Line Items]
Purchase price				87,400,000
Goodwill added				26,900,000
Customer relationships | ECS
Business Acquisition [Line Items]
Other intangible assets			372,300,000
Customer relationships | Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Other intangible assets			378,900,000	19,400,000
Technology | ECS
Business Acquisition [Line Items]
Other intangible assets			173,300,000
Technology | Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Other intangible assets			$ 173,300,000	$ 4,900,000